Leases - Lease Cost (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Fixed operating lease costs	$ 5,406	$ 6,004	$ 22,702	$ 23
Variable operating lease costs	1,085	1,083	3,849	3
Operating and sublease income	(160)	(192)	(893)	(1)
Net lease costs	$ 6,331	$ 6,895	$ 25,658	$ 25